CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Contract revenues		$ 124	$ 574	$ 663	$ 605
Management contract revenue	[1]	36	203	177	289
Total operating revenues		169	843	907	961
Operating expenses
Depreciation		(17)	(135)	(127)	(319)
Management contract expense	[1]	(31)	(148)	(174)	(390)
Merger and integration related expenses		0	(3)	0	0
Selling, general and administrative expenses		(6)	(54)	(67)	(74)
Total operating expenses		(134)	(809)	(1,012)	(1,358)
Other operating items
Loss on impairment of long-lived assets		0	0	(152)	(4,087)
Loss on impairment of intangibles		0	0	0	(21)
Gain on disposals		2	1	47	15
Other operating income	[1]	0	0	54	9
Total other operating items		2	1	(51)	(4,084)
Operating profit/(loss)		37	35	(156)	(4,481)
Financial and other non-operating items
Interest income	[1]	0	14	1	8
Interest expense		(7)	(98)	(109)	(398)
Share in results from associated companies		(2)	(2)	3	0
Fair value measurement on deconsolidation of VIE		0	0	0	509
Gain/(loss) on derivatives and foreign exchange		9	8	(4)	(26)
Reorganization items, net		3,683	(15)	(296)	0
Other financial and non-operating items	[1]	21	(5)	(11)	(43)
Total financial and other non-operating items		3,704	(98)	(416)	50
(Loss)/Profit before income taxes		3,741	(63)	(572)	(4,431)
Income tax (expense)/benefit		(2)	(10)	0	1
Net loss from continuing operations		3,739	(73)	(572)	(4,430)
Income/(loss) from discontinued operations		(33)	274	(15)	(233)
Net income/(loss)		3,706	201	(587)	(4,663)
Net income/(loss): parent		3,706	201	(587)	(4,659)
Net loss: non-controlling interest		0	0	0	(3)
Net loss: redeemable non-controlling interest		$ 0	$ 0	$ 0	$ (1)
Basic loss per share from continuing operations (USD per share)		$ 37.25	$ (1.46)	$ (5.70)	$ (44.11)
Diluted loss per share from continuing operations (usd per share)		37.25	(1.46)	(5.70)	(44.11)
Basic loss per share (usd per share)		36.92	4.02	(5.85)	(46.43)
Diluted loss per share (usd per share)		$ 36.92	$ 3.88	$ (5.85)	$ (46.43)
Reimbursable revenues
Operating revenues
Reimbursable revenues		$ 4	$ 27	$ 35	$ 37
Operating expenses
Expenses		(4)	(24)	(32)	(34)
Other revenues
Operating revenues
Reimbursable revenues	[1]	5	39	32	30
Vessel and rig operating expenses
Operating expenses
Expenses		$ (76)	$ (445)	$ (612)	$ (541)

[1]	Includes revenue received from related parties of $216 million, $19 million, $189 million and $305 million, and costs paid to related parties of nil, $3 million, $70 million, and $12 million for the periods February 23, 2022 through December 31, 2022, January 1, 2022 through February 22, 2022, and the years ended December 31, 2021, and 2020 respectively. Refer to Note 27 - "Related party transactions" for further details.